SIGNIFICANT ACCOUNTING POLICIES - Significant entities (Details)			12 Months Ended
	Mar. 29, 2019	Jun. 16, 2014	Dec. 31, 2018	Dec. 31, 2017
Mineração Maracá Industria e Comércio S.A.
Disclosure of information about consolidated structured entities [line items]
Ownership interest in associate			100.00%	100.00%
Minera Meridian Ltda.
Disclosure of information about consolidated structured entities [line items]
Ownership interest in associate			100.00%	100.00%
Canadian Malartic
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in joint operation	50.00%	50.00%	50.00%	50.00%
Minera Florida Ltda.
Disclosure of information about consolidated structured entities [line items]
Ownership interest in associate			100.00%	100.00%
Jacobina Mineração e Comércio Ltda.
Disclosure of information about consolidated structured entities [line items]
Ownership interest in associate			100.00%	100.00%
Estelar Resources Ltd
Disclosure of information about consolidated structured entities [line items]
Ownership interest in associate			100.00%	100.00%
Minas Argentinas S.A. (Note 6)
Disclosure of information about consolidated structured entities [line items]
Ownership interest in associate			0.00%	100.00%